Deposits and Other Demand Liabilities and Time Deposits - Schedule of Time Deposits and Other Time Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Time Deposits and Other Time Liabilities [abstract]
Time deposits	$ 11,413,370	$ 11,599,943
Time savings accounts	19,467	20,016
Other time liabilities	227	228
Totals	$ 11,433,064	$ 11,620,187